Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	December 31, 2025	June 30, 2025	Lives (Years)
Building and Improvements	$17,650,000	-	4 - 30
Land	3,550,000	-	N/A
Furniture, fixtures and equipment	3,627,751	27,751	1 - 5
Machinery and equipment	262,950	209,650	5
Vehicles	20,936	20,936	1.5 - 5
Accumulated Depreciation	(995,740)	(17,513)
Total property and equipment - net	$24,115,897	$240,824

Property and equipment consisted of the following:

			Estimated Useful
	June 30, 2025	June 30, 2024	Lives (Years)
Office furniture	19,392	-	5
Office computers and equipment	36,765	-	5
Warehouse equipment	31,340	-	5
Vehicles	107,527	-	5
Robots/Tray Bins	205,650	-	5
Production molds	145,173	-	5
Accumulated depreciation	(305,023)	-	5
Total property and equipment - net	$240,824	$-

Schedule of Depreciation and Amortization Expense

Depreciation and amortization expense for the three and six months ended December 31, 2025 and 2024 were as follows:

Three Months Ended December 31,
2025	2024

$799,014	-

Six Months Ended December 31,
2025	2024

$1,184,019	$-